Schedule of Interest Rate Risk (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
DisclosureOfFinancialInstrumentLineItems [Line Items]
Cash and cash equivalents	$ 6,228,229	$ 19,240,707	$ 24,979,845	$ 21,278,936	$ 15,516,112
Interest rate risk [member]
DisclosureOfFinancialInstrumentLineItems [Line Items]
Cash and cash equivalents		$ 19,240,707		$ 21,278,936